SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE (Details)			12 Months Ended
		Apr. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%	16.50%
Preferential tax rate in Hong Kong
Expenses not deductible for tax	[1]		(16.50%)	(76.50%)
Effect of tax rates in foreign jurisdiction			(4.20%)	(23.30%)	(9.80%)
Valuation allowance			(10.30%)	(3.90%)	(21.30%)
Permanent difference	[2]		14.50%	87.20%	3.60%
Effective tax rate					(11.00%)

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including operating expenses from Hong Kong companies which do not generate any assessable profits during the year.
[2]	Mainly represents non-taxable interest. In 2022 and 2023, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses. In 2024, this also includes the gain on sale of investments.